Share-based payments - Disclosure of reconciliation of BSAs (Details) - shares								1 Months Ended			9 Months Ended
	Sep. 30, 2025	Apr. 22, 2025	Jan. 13, 2025	Apr. 04, 2024	Jan. 22, 2018	Sep. 18, 2017	Dec. 04, 2015	Apr. 30, 2025	Jan. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Total BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									223,944		223,944
Number of instruments issued (in shares)	486,714							39,370	125,000		164,370
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	388,314										388,314
Number of instruments exercisable (in shares)	146,124										146,124
Maximum number of shares to be issued if all conditions are met (in shares)	388,314										388,314
BSA-2015-11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									96,924		96,924
Number of instruments issued (in shares)							96,924				0
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	96,924										96,924
Number of instruments exercisable (in shares)	96,924										96,924
Maximum number of shares to be issued if all conditions are met (in shares)	96,924										96,924
BSA-2015-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									16,400		16,400
Number of instruments issued (in shares)							82,000				0
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	16,400										16,400
Number of instruments exercisable (in shares)	16,400										16,400
Maximum number of shares to be issued if all conditions are met (in shares)	16,400										16,400
BSA-2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									16,400		16,400
Number of instruments issued (in shares)						16,400					0
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	16,400										16,400
Number of instruments exercisable (in shares)	16,400										16,400
Maximum number of shares to be issued if all conditions are met (in shares)	16,400										16,400
BSA-2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									16,400		16,400
Number of instruments issued (in shares)					49,200						0
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	16,400										16,400
Number of instruments exercisable (in shares)	16,400										16,400
Maximum number of shares to be issued if all conditions are met (in shares)	16,400										16,400
BSA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									58,365		58,365
Number of instruments issued (in shares)				58,365						77,820	0
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	58,365										58,365
Number of instruments exercisable (in shares)	0										0
Maximum number of shares to be issued if all conditions are met (in shares)	58,365										58,365
BSA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									19,455		19,455
Number of instruments issued (in shares)				19,455							0
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	19,455										19,455
Number of instruments exercisable (in shares)	0										0
Maximum number of shares to be issued if all conditions are met (in shares)	19,455										19,455
BSA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									0		0
Number of instruments issued (in shares)			100,000								100,000
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	100,000										100,000
Number of instruments exercisable (in shares)	0										0
Maximum number of shares to be issued if all conditions are met (in shares)	100,000										100,000
BSA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									0		0
Number of instruments issued (in shares)			25,000								25,000
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	25,000										25,000
Number of instruments exercisable (in shares)	0										0
Maximum number of shares to be issued if all conditions are met (in shares)	25,000										25,000
BSA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)									0		0
Number of instruments issued (in shares)		39,370									39,370
Number of instruments lapsed (in shares)											0
Number of instruments exercised (in shares)											0
Number of instruments outstanding, ending balance (in shares)	39,370										39,370
Number of instruments exercisable (in shares)	0										0
Maximum number of shares to be issued if all conditions are met (in shares)	39,370										39,370